Related party transactions (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Compensation to the Members of the Board of Directors and the Executive Management Team

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Independent director’s fees	196	205
Share-based compensation	168	192

Total compensation to the Board of Directors	364	397

Executive Management fees	552	771
Short-term employee benefits	999	753
Share-based compensation	460	583

Total compensation to the Executive Committee	2 011	2 107